18 Taxes recoverable/payable (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of taxes recoverable payable [Line Items]
Current tax liabilities	R$ 266,819	R$ 250,318
IRRF (Withholding income tax) [member]
Summary of taxes recoverable payable [Line Items]
Current tax liabilities	21,287	69,932
INSS (Social Security contribution) [member]
Summary of taxes recoverable payable [Line Items]
Current tax liabilities	37,599	39,404
Cofins and Pasep [member]
Summary of taxes recoverable payable [Line Items]
Current tax liabilities	92,601	94,027
Other tax payable [member]
Summary of taxes recoverable payable [Line Items]
Current tax liabilities	45,291	46,955
Income tax and social contribution [member]
Summary of taxes recoverable payable [Line Items]
Current tax liabilities	R$ 69,041	R$ 0